Major customers representing at least 10% of net sales (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenue, Major Customer [Line Items]
NET SALES	$ 539,521	$ 457,253	$ 530,348	[1]
Net sales | Customers accounted for 10% or more | Intel
Revenue, Major Customer [Line Items]
NET SALES		$ 75,608	$ 67,791
Major customers, percentage of net sales		16.00%	13.00%
Net sales | Customers accounted for 10% or more | Micron
Revenue, Major Customer [Line Items]
NET SALES	$ 127,708	$ 67,682
Major customers, percentage of net sales	24.00%	15.00%
Net sales | Customers accounted for 10% or more | SK Hynix
Revenue, Major Customer [Line Items]
NET SALES			$ 111,265
Major customers, percentage of net sales			21.00%

[1]	In 2019 and 2020, revenue billed to Japan was reclassified to others.